Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs
Staff costs (note 18)	SFr 4,737,138	SFr 4,397,004	SFr 4,288,815
Depreciation (notes 8/9)	347,613	378,754	333,844
External research and development costs	9,014,083	6,981,854	9,350,667
Laboratory consumables	295,377	295,005	230,097
Patent maintenance and registration costs	266,043	328,177	268,143
Professional fees	1,379,734	1,399,123	1,951,661
Short term leases	37,512	36,651	26,150
D&O insurance	1,591,882	1,505,897	44,142
Other operating costs	989,840	799,952	944,303
Total operating costs	SFr 18,659,222	SFr 16,122,417	SFr 17,437,822